Lease liability - Q2 (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Activity related to lease liability [Abstract]
Beginning Balance	$ 1,060	$ 1,682	$ 0
Charges utilized	(341)	(787)	(238)
Additional charges to operations	231	165	96
Ending Balance	950	1,060	1,682
Less current portion	531	536	739
Lease liability	419	524	943
Warehouse space [Member]
Capital Leased Assets [Line Items]
Lease term	5 years	5 years
Activity related to lease liability [Abstract]
Beginning Balance	678	828	0
Charges utilized	(124)	(239)	(193)
Additional charges to operations	38	89	88
Ending Balance	592	678	828
Less current portion	238	233
Lease liability	354	445
Office and manufacturing space [Member]
Activity related to lease liability [Abstract]
Beginning Balance	382	854	0
Charges utilized	(217)	(548)	(45)
Additional charges to operations	193	76	8
Ending Balance	358	382	854
Less current portion	293	303
Lease liability	$ 65	$ 79